AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	2,546,343	$30,556,116
AST BlackRock/Loomis Sayles Bond Portfolio*	1,757,881	27,458,108
AST ClearBridge Dividend Growth Portfolio*	3,590,569	74,719,732
AST Emerging Markets Equity Portfolio*	404,248	3,423,983
AST Goldman Sachs Global Income Portfolio*	2,938,231	36,610,352
AST Goldman Sachs Small-Cap Value Portfolio*	313,138	6,118,709
AST High Yield Portfolio*	291,466	3,217,783
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,664,787	42,635,183
AST International Growth Portfolio*	2,950,042	69,443,995
AST International Value Portfolio*	3,581,935	65,764,325
AST Jennison Large-Cap Growth Portfolio*	1,086,231	60,155,490
AST Large-Cap Core Portfolio*	8,712,843	187,413,260
AST Loomis Sayles Large-Cap Growth Portfolio*	893,691	69,127,028
AST MFS Growth Portfolio*	1,481,116	59,733,395
AST MFS Large-Cap Value Portfolio*	4,221,592	91,059,740
AST Mid-Cap Growth Portfolio*	600,977	8,179,299
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	120,337	3,318,896
AST PIMCO Dynamic Bond Portfolio*	596,628	6,121,405
AST Prudential Core Bond Portfolio*	6,985,804	97,521,825
AST QMA International Core Equity Portfolio*	4,959,221	57,576,554
AST Small-Cap Growth Opportunities Portfolio*	482,345	12,266,019
AST Small-Cap Growth Portfolio*	200,879	12,434,430
	Shares	Value
Affiliated Mutual Funds (continued)
AST Small-Cap Value Portfolio*	663,121	$14,641,704
AST T. Rowe Price Large-Cap Growth Portfolio*	1,222,220	70,289,893
AST T. Rowe Price Large-Cap Value Portfolio*	5,632,582	81,954,069
AST WEDGE Capital Mid-Cap Value Portfolio*	172,246	3,284,738
AST Wellington Management Global Bond Portfolio*	3,772,477	45,948,765
AST Western Asset Core Plus Bond Portfolio*	4,127,605	60,675,798
AST Western Asset Emerging Markets Debt Portfolio*	319,541	3,955,918

Total Long-Term Investments (cost $1,169,470,994)(w)		1,305,606,512

Short-Term Investment — 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,624,927)(w)	2,624,927	2,624,927

TOTAL INVESTMENTS—100.0% (cost $1,172,095,921)		1,308,231,439

Liabilities in excess of other assets — (0.0)%		(229,710)

Net Assets — 100.0%		$1,308,001,729

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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